Provision for post-employment benefits - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit (liability) asset
Service cost	£ 10.4	£ 12.6	£ 12.0
Administrative expenses	3.1	2.3	1.9
Charge to operating profit	13.5	14.9	13.9
Net interest expense on pension plans	2.2	1.8	2.9
Charge to profit before taxation for defined benefit plans	15.7	16.7	16.8
Actuarial gain recognised in OCI	16.6	14.3	2.0
Post employment pension other comprehensive income
Disclosure of net defined benefit (liability) asset
Return on plan assets (excluding interest income)	(127.6)	(29.3)	57.2
Changes in demographic assumptions underlying the present value of the plan liabilities	0.6	(3.6)	3.8
Changes in financial assumptions underlying the present value of the plan liabilities	143.5	31.1	(54.0)
Experience (loss)/gain arising on the plan liabilities	(0.1)	15.7	(4.4)
Change in irrecoverable surplus	0.2	0.4	(0.6)
Actuarial gain recognised in OCI	£ 16.6	£ 14.3	£ 2.0